Stock Options and Warrants (Details 1) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Outstanding, Beginning balance
Number of Shares, Granted	1,000,000
Number of Shares, Exercised
Number of Shares, Forfeited or expired
Number of Shares, Outstanding, Ending balance	1,000,000
Number of Shares, Exercisable, Ending balance
Weighted Average Exercise Price, Beginning balance
Weighted Average Exercise Price, Granted	$ 0.26
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited or expired
Weighted Average Exercise Price, Ending balance	$ 0.26
Weighted Average Exercise Price, Exercisable, Ending balance
Weighted-Average Remaining Contractual Term, Granted	0 years	[1]
Weighted-Average Remaining Contractual Term, Ending	0 years	[1]
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Ending balance
Aggregate Intrinsic Value, Exercisable, Ending balance

[1]	* These 1,000,000 options were granted without a specified expiration term.